Cash and Cash Equivalents - Schedule of Cash and Cash Equivalents (Details) - USD ($)	Jun. 30, 2026	Dec. 31, 2025	Jun. 30, 2025	Dec. 31, 2024
Cash and Cash Equivalents [Abstract]
Cash at banks	$ 26,995,621	$ 73,374,606
Money market funds	10,015,012
Cash at brokers	22,305,426	17,742,923
Cash at digital currency exchanges	995,653	116,561
Cash and cash equivalents	$ 60,311,712	$ 91,234,090	$ 26,373,925	$ 15,931,525